Taxation - Breakdown of certain net deferred tax asset positions by jurisdiction (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 114	€ 189
Italy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	86	181
France [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 28
Philippines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		7
Slovakia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		€ 1